Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Lease Cost

The components of lease costs, lease term and discount rate are as follows:

Six Months Ended
June 30, 2025
(unaudited)
Operating lease cost:
Vehicles	54
Facilities rent	98
152
Remaining Lease Term
Vehicles	0.34 -2.84 years
Facilities rent	0.26-9.09 years

Weighted Average Discount Rate
Vehicles	4.42%
Facilities rent	4.53%

Schedule of Maturities of Operating Lease Liabilities

The following is a schedule, by year, of maturities of operating lease liabilities as of June 30, 2025:

June 30, 2025
(unaudited)
Period:
The remainder of 2025	127
2026	225
2027	156
2028	131
2029	71
2030-2034	331
Total operating lease payments	1,041
Less: imputed interest	(166)
Present value of lease liabilities	875